Equity (Details 2) (USD $)	12 Months Ended			0 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Dec. 02, 2013 Common units	Sep. 23, 2013 Common units	Jul. 05, 2013 Common units	Oct. 03, 2011 Osterman Common units	Mar. 31, 2012 Osterman Common units	Nov. 01, 2011 SemStream Common units	Jan. 03, 2012 Pacer Common units	Mar. 31, 2014 Crude oil logistics and water solutions	Nov. 12, 2012 Pecos Common units	Jan. 11, 2013 Third Coast Common units	Mar. 31, 2014 Other Water Solutions	Mar. 31, 2014 Crude oil logistics	Aug. 02, 2013 OWL	Mar. 31, 2014 OWL	May 17, 2011 Common units	Mar. 31, 2014 Common units	Mar. 31, 2013 Common units	Mar. 31, 2012 Common units	Mar. 31, 2012 Common units Osterman	Mar. 31, 2012 Common units SemStream	Mar. 31, 2012 Common units Pacer	Mar. 31, 2013 Common units High Sierra	Mar. 31, 2013 Common units Retail propane	Mar. 31, 2013 Common units Crude oil logistics and water solutions	Mar. 31, 2013 Common units Pecos	Mar. 31, 2013 Common units Third Coast
Common Units Issued in Business Combinations
Common units issued							4,000,000	4,000,000	8,932,031	1,500,000	516,978	1,834,414	344,680	222,381	175,211	2,463,287	2,463,287		2,860,879	24,250,258	14,432,031	4,000,000	8,932,031	1,500,000	20,703,510	850,676	516,978	1,834,414	344,680
Number of units sold in public offering					4,100,000	10,350,000												4,025,000
Proceeds from sale of units, after underwriting discounts and commissions and offering costs	$ 650,155,000	$ (642,000)	$ 74,759,000	$ 235,100,000	$ 127,600,000	$ 287,500,000
Underwriting discounts and commissions					5,000,000	12,000,000
Offering costs				$ 4,900,000	$ 200,000	$ 700,000
Number of units sold in private placement				8,110,848